THE MANAGERS FUNDS

                 MANAGERS MONEY MARKET FUND
                 --------------------------

               SUPPLEMENT DATED APRIL 1, 2003
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                    DATED APRIL 1, 2002

All information relating to Managers Money Market Fund in this Prospectus dated April 1, 2002, and the Statement of Additional Information dated April 1, 2002, is superseded by the Prospectus and Statement of Additional Information for Managers Money Market Fund dated April 1, 2003.

April 1, 2003